As filed with the Securities and Exchange Commission on February 18, 2016

File No. 033-09504
File No. 811-04878

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 112

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 114

SEI INSTITUTIONAL MANAGED TRUST

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(610) 676-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Copies to:

Timothy W. Levin, Esq.
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that this filing become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)
☐ on [date] pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on [date] pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 112 to Registration Statement No. 033-09504 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 18th day of February, 2016.

SEI INSTITUTIONAL MANAGED TRUST

By:	/s/ Robert A. Nesher
Robert A. Nesher
Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	*	Trustee	February 18, 2016
William M. Doran

	*	Trustee	February 18, 2016
George J. Sullivan, Jr.

	*	Trustee	February 18, 2016
Nina Lesavoy

	*	Trustee	February 18, 2016
James M. Williams

	*	Trustee	February 18, 2016
Mitchell A. Johnson

	*	Trustee	February 18, 2016
Hubert L. Harris, Jr.

	/s/ Robert A. Nesher	Trustee, President & Chief	February 18, 2016
	Robert A. Nesher	Executive Officer

	/s/ Arthur Ramanjulu	Controller & Chief	February 18, 2016
	Arthur Ramanjulu	Financial Officer

*By:	/s/ Robert A. Nesher
Robert A. Nesher
Attorney-in-Fact

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.
Risk/return summary of the Funds’ prospectuses as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)